Outstanding Loans and Leases - Consumer Real Estate - Impaired Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Loans and leases	$ 896,983	$ 876,104
Consumer real estate
Financing Receivable, Impaired [Line Items]
Threshold period past due for write-off of financing receivable	180 days
Real estate acquired through foreclosure	$ 444	630
Loans with formal foreclosure proceeding in process	5,800
Reclassified consumer real estate loans	2,100	1,900
Consumer real estate | Residential Mortgage
Unpaid Principal Balance
With no recorded allowance	14,888	19,710
With an allowance recorded	6,624	7,861
Total	21,512	27,571
Carrying Value
With no recorded allowance	11,901	15,605
With an allowance recorded	6,471	7,665
Total	18,372	23,270
Related Allowance	399	531
Average Carrying Value
With no recorded allowance	13,867	15,065	$ 16,625
With an allowance recorded	7,290	10,826	13,926
Total	21,157	25,891	30,551
Interest Income Recognized
With no recorded allowance	403	490	621
With an allowance recorded	236	411	616
Total	$ 639	901	1,237
Consumer real estate | Home equity lines of credit
Financing Receivable, Impaired [Line Items]
Threshold period past due for write-off of financing receivable	180 days
Unpaid Principal Balance
With no recorded allowance	$ 3,545	3,540
With an allowance recorded	1,047	852
Total	4,592	4,392
Carrying Value
With no recorded allowance	1,775	1,630
With an allowance recorded	911	728
Total	2,686	2,358
Related Allowance	235	196
Average Carrying Value
With no recorded allowance	1,777	1,486	1,245
With an allowance recorded	785	743	912
Total	2,562	2,229	2,157
Interest Income Recognized
With no recorded allowance	89	87	76
With an allowance recorded	24	25	41
Total	113	$ 112	$ 117
Consumer real estate | Chapter Seven Bankruptcy | Home equity lines of credit
Financing Receivable, Impaired [Line Items]
Loans and leases	1,800
Consumer real estate | Nonperforming Financing Receivable | Chapter Seven Bankruptcy
Financing Receivable, Impaired [Line Items]
Loans and leases	785
Consumer real estate | Federal Housing Administration | Fully Insured Loans | Chapter Seven Bankruptcy | Home equity lines of credit
Financing Receivable, Impaired [Line Items]
Loans and leases	$ 765